Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest income recorded as an effect of financial instruments	€ 27,944,000	€ 24,836,000
Interest expense recorded as an effect of financial instruments	€ 135,792,000	€ 107,769,000